Equity - Schedule of Consolidated Statements of Operations (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Pre-share forward split [Member]
Loss per share
Basic and diluted loss per ordinary share | $ / shares	$ (418.15)
Diluted loss per ordinary share | $ / shares	$ (418.15)
Weighted average number of shares used in computation:
Basic and diluted | shares	16,026
Diluted weighted average number of shares | shares	16,026
Adjustments [Member]
Loss per share
Basic and diluted loss per ordinary share | $ / shares	$ 417.99
Diluted loss per ordinary share | $ / shares	$ 417.99
Weighted average number of shares used in computation:
Basic and diluted | shares	41,651,574
Diluted weighted average number of shares | shares	41,651,574
Post-share forward split [Member]
Loss per share
Basic and diluted loss per ordinary share | $ / shares	$ (0.16)
Diluted loss per ordinary share | $ / shares	$ (0.16)
Weighted average number of shares used in computation:
Basic and diluted | shares	41,667,600
Diluted weighted average number of shares | shares	41,667,600